Hartford Life Insurance Company Separate Account Three:

333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)
333-35000	Hartford Select Leaders (Series I/IR)
333-69493	Select Dimensions (Series II/IIR)
333-52711	Select Dimensions Asset Manager (Series I/IR)
033-80738	Select Dimensions (Series I)

Hartford Life Insurance Company Separate Account Seven:

333-101932	Hartford Select Leaders (Series V)
333-101954	Hartford Select Leaders (Series III)

Hartford Life and Annuity Company Separate Account Three:

333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-34998	Hartford Select Leaders (Series I/IR)
333-69491	Select Dimensions (Series II/IIR)
333-52707	Select Dimensions Asset Manager (Series I/IR)
033-80732	Select Dimensions (Series I)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-101933	Hartford Select Leaders (Series V)
333-101955	Hartford Select Leaders (Series III)

Supplement Dated August 14, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 14, 2007 to your Prospectus

The fund objective listed for Morgan Stanley - Focus Growth Portfolio is deleted and replaced with the following:

Long-term capital growth

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6157